Declaration of Distributions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Dividends [Abstract]
Declaration of Distributions
Note 14. Declaration of Distributions
On March 30, 2020, our board of directors changed its distribution authorizations from a quarterly to monthly authorization starting with the second quarter of 2020. This change in the distribution policy was in order to give our board maximum flexibility to monitor and evaluate the situation related to the financial impact of
COVID-19.
For the months of April, May, June, July, August, and September 2020, our board of directors authorized a daily distribution rate of approximately $0.00164 per day per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on our books at the close of business on each day of the period. After the stockholder servicing fee is paid, approximately $0.0014 per day will be paid per Class T share. On September 25, 2020, our board of directors changed its distribution authorizations back to quarterly from monthly authorizations, starting with the fourth quarter of 2020. In connection with this, the board of directors authorized a daily distribution rate of approximately $0.00164 per day per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on the Company’s books at the close of business on each day of the period commencing on October 1, 2020 and ending December 31, 2020. Such distributions payable to each stockholder of record during a month will be paid the following month.

Note 13. Declaration of Distributions
On December 18, 2019, our board of directors declared a distribution rate for the first quarter of 2020 of $0.001639 per day per share on the outstanding shares of common stock payable to both Class A and Class T stockholders of record of such shares as shown on our books at the close of business on each day during the period, commencing on January 1, 2020 and continuing on each day thereafter through and including March 31, 2020. In connection with this distribution, after the stockholder servicing fee is paid, approximately $0.0014 per day will be paid per Class T share. Such distributions payable to each stockholder of record during a month will be paid the following month.